Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 260	$ 260
Provision for losses on accounts receivable	64	56
Write-offs	(64)	(56)
Balance	$ 260	$ 260